Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	State Street Navigator Securities Lending Trust
Entity Central Index Key	0001011008
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000026831
Shareholder Report [Line Items]
Fund Name	State Street Navigator Securities Lending Government Money Market Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Navigator Securities Lending Government Money Market Portfolio (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 1-877-521-4083.
Additional Information Phone Number	1-877-521-4083
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Navigator Securities Lending Government Money Market Portfolio	$2	0.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[1]
AssetsNet	$ 7,425,202,642
Holdings Count | Holding	139
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$7,425,202,642 Number of Portfolio Holdings139
Holdings [Text Block]

Top Security Types

Asset	%
Treasury Debt	38.1%
Treasury Repurchase Agreements	21.8%
Government Agency Debt	20.6%
Government Agency Repurchase Agreements	15.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCRP TRI PARTY REPO A, 4.39%, due 07/01/25	10.1%
BANK OF AMERICA NA TRIPARTY D REPO, 4.40%, due 07/01/25	6.7%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	3.9%
Federal Farm Credit Banks Funding Corp., 4.45%, due 10/15/25	2.9%
U.S. Treasury Bills, 4.10%, due 01/02/26	2.6%
U.S. Treasury Bills, 4.20%, due 08/12/25	2.6%
U.S. Treasury Bills, 4.20%, due 08/21/25	2.0%
Federal Farm Credit Banks Funding Corp., 4.49%, due 04/01/26	1.8%
U.S. Treasury Bills, 4.20%, due 07/22/25	1.8%
U.S. Treasury Bills, 4.09%, due 11/06/25	1.7%

C000171428
Shareholder Report [Line Items]
Fund Name	State Street Navigator Securities Lending Portfolio I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Navigator Securities Lending Portfolio I (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 1-877-521-4083.
Additional Information Phone Number	1-877-521-4083
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Navigator Securities Lending Portfolio I	$2	0.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[2]
AssetsNet	$ 677,496,432
Holdings Count | Holding	98
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$677,496,432 Number of Portfolio Holdings98 Portfolio Turnover Rate0%
Holdings [Text Block]

Top Security Types

Asset	%
Certificates Of Deposit	34.9%
Financial Company Commercial Paper	30.2%
Asset Backed Commercial Paper	13.0%
Other Notes	8.9%
Other Repurchase Agreements	6.6%
Government Agency Repurchase Agreements	4.1%
Treasury Repurchase Agreements	0.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
ABU DHABI INTERNATIONAL BANK I, 4.33%, due 07/01/25	3.6%
HSBC Bank PLC, 4.76%, due 07/01/25	3.5%
JP MORGAN SEC LLC TPR D TRI PARTY REPO D, 4.40%, due 07/01/25	2.7%
Chariot Funding LLC, 4.69%, due 07/01/25	2.2%
MUFG Bank Ltd/New York NY, 4.56%, due 08/21/25	2.2%
NORINCHUKIN BK NEW YORK, 4.48%, due 08/13/25	2.2%
Macquarie Bank Ltd, 4.40%, due 08/21/25	2.2%
Longship Funding LLC, 4.38%, due 07/01/25	1.8%
Svenska Handelsbanken AB, 4.75%, due 07/17/25	1.5%
CANADIAN IMPERIAL BK, 4.47%, due 10/10/25	1.5%

C000206723
Shareholder Report [Line Items]
Fund Name	State Street Navigator Securities Lending Portfolio II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Navigator Securities Lending Portfolio II (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 1-877-521-4083.
Additional Information Phone Number	1-877-521-4083
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Navigator Securities Lending Portfolio II	$2	0.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[3]
AssetsNet	$ 13,155,951,231
Holdings Count | Holding	132
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$13,155,951,231 Number of Portfolio Holdings132 Portfolio Turnover Rate0%
Holdings [Text Block]

Top Security Types

Asset	%
Certificates Of Deposit	31.0%
Other Notes	22.7%
Financial Company Commercial Paper	17.8%
Other Repurchase Agreements	9.5%
Asset Backed Commercial Paper	8.8%
Treasury Repurchase Agreements	6.9%
Government Agency Repurchase Agreements	1.7%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
JP MORGAN SEC LLC TPR D TRI PARTY REPO D, 4.39%, due 07/01/25	6.8%
KBC Bank NV, 4.33%, due 07/01/25	3.4%
ABN AMRO Bank NV, 4.33%, due 07/01/25	2.7%
Abu Dhabi Islamic Bank, 4.33%, due 07/01/25	2.1%
Landesbank Baden-Wuerttemberg, 4.34%, due 07/07/25	1.6%
Svenska Handelsbanken AB, 4.30%, due 07/01/25	1.5%
Mizuho Bank Ltd., 4.33%, due 07/01/25	1.5%
Canadian Imperial Bank of Commerce, 4.33%, due 07/01/25	1.5%
Royal Bank of Canada, 4.33%, due 07/01/25	1.5%
Ionic Funding LLC, 4.43%, due 07/11/25	1.4%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.